revenue from contracts with customers (Tables)	6 Months Ended
Jun. 30, 2021
revenue from contracts with customers
Schedule of revenues

	June 30,	December 31,
As at (millions)	2021	2020
Estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations to be recognized as revenue in a future period [1,2]
During the 12-month period ending one year hence	$2,119	$2,279
During the 12-month period ending two years hence	973	883
Thereafter	56	35
	$3,148	$3,197

1	Excludes constrained variable consideration amounts, amounts arising from contracts originally expected to have a duration of one year or less and, as a permitted practical expedient, amounts arising from contracts that are not affected by revenue recognition timing differences arising from transaction price allocation or from contracts under which we may recognize and bill revenue in an amount that corresponds directly with our completed performance obligations.
2	IFRS-IASB requires the explanation of when we expect to recognize as revenue the amounts disclosed as the estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations. The estimated amounts disclosed are based upon contractual terms and maturities. Actual minimum transaction price revenues recognized, and the timing thereof, will differ from these estimates primarily due to the frequency with which the actual durations of contracts with customers do not match their contractual maturities.

Schedule of accounts receivable

		June 30,	December 31,
As at (millions)	Note	2021	2020
Customer accounts receivable		$1,899	$1,986
Accrued receivables – customer		269	241
Allowance for doubtful accounts	4(a)	(104)	(119)
		2,064	2,108
Accrued receivables – other		268	247
Accounts receivable – current		$2,332	$2,355

Schedule of contract assets

		Three months		Six months
Periods ended June 30 (millions)	Note	2021	2020	2021	2020
Balance, beginning of period		$803	$1,069	$850	$1,238
Net additions arising from operations		311	176	583	347
Amounts billed in the period and thus reclassified to accounts receivable [1]		(331)	(343)	(655)	(688)
Change in impairment allowance, net	4(a)	2	(2)	5	3
Other		(1)	1	1	1
Balance, end of period		$784	$901	$784	$901
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence				$537	$689
The 12-month period ending two years hence				229	197
Thereafter				18	15
Balance, end of period				$784	$901
Reconciliation of contract assets presented in the Consolidated statements of financial position – current
Gross contract assets				$537	$689
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	24			(12)	(9)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	24			(113)	(142)
				$412	$538

1	For the three-month and six-month periods ended June 30, 2021, amounts billed for our mobile products and services and reclassified to accounts receivable totalled $183 (2020 – $268) and $376 (2020 – $557), respectively.